Investments and Other Non-Current Assets - Additional Information (Detail)	12 Months Ended
Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Number of equity method investment in companies	1
China | Changchun Hongguang-Autoliv Vehicle Safety Systems Co. Ltd.
Schedule of Equity Method Investments [Line Items]
Percentage of ownership, divested	30.00%
Malaysia | Autoliv-Hirotako Safety Sdn Bhd (Parent And Subsidiaries)
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	49.00%